Discountinued Operation (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations
Schedule Of Disposal Groups Including Discontinued Operations Income Statement Balance Sheet And Additional Disclosures

	Years Ended December 31,
	2012	2011	2010
Revenues	$10,569	$14,559	$18,389
Expenses	(10,164)	(15,262)	(14,838)

Gain on deconsolidation of a subsidiary	-	1,008	-
(Loss) gain on sale of real estate	(5,019)	(3,391)	460
Impairment charges	(22,962)	(11,838)	(14,241)
Loss from discontinued operations	$(27,576)	$(14,924)	$(10,230)